UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2012

Date of reporting period: October 31, 2011

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE BOND FUND October 31, 2011 (Unaudited)

SCHEDULE OF INVESTMENTS

MUNICIPAL BONDS — 74.6%

	Face Amount	Value
Alabama
City of Birmingham Alabama
5.000%, 10/01/15	$170,000	$191,340

Arizona
City of Mesa Arizona
5.000%, 07/01/23	95,000	110,830
Salt River Project Agricultural Improvement & Power District
5.000%, 01/01/39	1,000,000	1,055,340
Scottsdale Municipal Property
5.000%, 07/01/30	100,000	113,702
5.000%, 07/01/34	250,000	283,590

		1,563,462

California
Antelope Valley Union High School District
5.124%, 08/01/29 (A)	300,000	105,777
California Educational Facilities Authority
5.250%, 04/01/40	220,000	281,008
5.000%, 03/15/39	1,115,000	1,392,033
5.000%, 10/01/39	1,000,000	1,055,540
Desert Sands Unified School District
5.000%, 06/01/27	100,000	104,829
East Bay Municipal Utility District
5.000%, 06/01/36	235,000	252,099
East Side Union High School District
5.250%, 02/01/24	20,000	21,577
Escondido Union High School District
6.260%, 08/01/41 (A)	2,000,000	331,820
6.160%, 08/01/51 (A)	13,900,000	1,169,546
1.169%, 08/01/46 (A)	1,500,000	180,330
Hacienda La Puente Unified School District
5.398%, 08/01/15 (A)	500,000	447,850
5.000%, 08/01/19	50,000	56,804
Imperial Community College District
5.000%, 08/01/26	50,000	51,792
Imperial Irrigation District
5.125%, 11/01/38	400,000	412,688
Jurupa Unified School District
5.499%, 08/01/24 (A)	65,000	30,306
Los Angeles Department of Water & Power
5.000%, 07/01/39	105,000	108,999
Los Angeles Unified School District
6.758%, 07/01/34	100,000	122,278
5.755%, 07/01/29	40,000	44,110
5.750%, 07/01/34	50,000	54,735
5.000%, 07/01/19	60,000	69,904
5.000%, 07/01/22	390,000	448,161
Metropolitan Water District of Southern California
5.750%, 07/01/21	215,000	259,928
5.000%, 07/01/20	345,000	415,397
5.000%, 07/01/35	90,000	96,996
Monrovia Unified School District
5.585%, 08/01/24 (A)	65,000	31,767
Montebello Unified School District
4.841%, 08/01/26 (A)	145,000	59,509
Murrieta Valley Unified School District Public Financing Authority
4.779%, 09/01/20 (A)	315,000	204,444
North Orange County Community College District
5.756%, 08/01/28 (A)	200,000	78,654
Norwalk-La Mirada Unified School District
5.583%, 08/01/32 (A)	55,000	15,123

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE BOND FUND October 31, 2011 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
Novato Unified School District
5.000%, 08/01/21	$50,000	$55,228
Placentia-Yorba Linda Unified School District
5.870%, 08/01/27 (A)	90,000	36,685
San Diego Unified School District
5.961%, 07/01/45 (A)	1,525,000	197,137
5.960%, 07/01/38 (A)	890,000	177,421
5.960%, 07/01/42 (A)	3,445,000	539,177
5.960%, 07/01/43 (A)	1,225,000	179,928
San Francisco City & County Public Utilities Commission Water Revenue
5.000%, 11/01/18	690,000	821,114
San Joaquin County Transportation Authority
6.000%, 03/01/36	150,000	171,284
5.000%, 03/01/20	65,000	75,388
5.000%, 03/01/21	180,000	208,856
4.000%, 03/01/19	140,000	153,359
Santa Barbara Unified School District
4.750%, 08/01/30	200,000	202,936
Saratoga Union School District
5.778%, 09/01/28 (A)	80,000	32,625
State of California
7.500%, 04/01/34	30,000	35,935
6.000%, 04/01/38	535,000	592,213
6.000%, 11/01/39	1,100,000	1,224,674
Tulare Union High School District
5.221%, 08/01/20 (A)	55,000	35,873
University of California
5.250%, 05/15/39	1,000,000	1,073,240

		13,717,077

Connecticut
Connecticut State Health & Educational Facility Authority
5.000%, 07/01/40	320,000	347,712

Florida
Orange County Health Facilities Authority
6.000%, 12/01/12	100,000	106,133
Tampa Bay Water
5.250%, 10/01/19	25,000	29,946

		136,079

Georgia
County of DeKalb Georgia
5.250%, 10/01/26	80,000	88,115
Georgia State Road & Tollway Authority
5.000%, 06/01/14	135,000	149,295
5.000%, 10/01/21	75,000	92,362
Metropolitan Atlanta Rapid Transit Authority
5.250%, 07/01/29	420,000	489,531
State of Georgia
5.000%, 07/01/20	575,000	701,391

		1,520,694

Illinois
Boone & Winnebago Counties Community Unit School District No. 200
5.136%, 01/01/22 (A)	60,000	36,971
City of Chicago Illinois
5.817%, 01/01/30 (A)	125,000	42,706
5.250%, 01/01/20	135,000	150,128
City of Chicago Illinois Wastewater Transmission Revenue
5.000%, 01/01/17	125,000	136,503
Metropolitan Pier & Exposition Authority
6.111%, 12/15/17 (A)	770,000	618,048
5.000%, 06/15/50	330,000	321,717

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE BOND FUND October 31, 2011 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
6.220%, 06/15/46 (A)	$1,445,000	$173,906
4.726%, 06/15/20 (A)	80,000	55,108
4.453%, 06/15/16 (A)	25,000	21,553
Metropolitan Water Reclamation District of Greater Chicago
5.250%, 12/01/32	390,000	460,832

		2,017,472

Indiana
Indiana Finance Authority
5.000%, 02/01/16	200,000	230,542
5.000%, 12/01/19	225,000	269,429
Indianapolis Local Public Improvement Bond Bank
5.000%, 01/01/40	365,000	381,140

		881,111

Louisiana
State of Louisiana Gasoline & Fuels Tax Revenue
5.000%, 05/01/45	375,000	394,069

Massachusetts
Commonwealth of Massachusetts
5.250%, 08/01/22	155,000	190,893
5.250%, 09/01/23	45,000	55,491
5.250%, 09/01/24	250,000	307,140
Massachusetts Bay Transportation Authority
5.250%, 07/01/30	610,000	727,450
5.250%, 07/01/31	45,000	53,493
Massachusetts Health & Educational Facilities Authority
5.500%, 07/01/32	115,000	148,628

		1,483,095

Michigan
City of Taylor Michigan
5.000%, 09/01/16	75,000	82,265

Minnesota
State of Minnesota
5.000%, 08/01/20	795,000	967,030
University of Minnesota
5.000%, 12/01/18	290,000	349,183
5.000%, 12/01/19	255,000	308,277

		1,624,490

Missouri
Aurora Reorganized School District No. 8
4.000%, 03/01/20	250,000	260,755
City of Columbia Missouri
5.250%, 10/01/16	70,000	80,351
5.000%, 02/01/15	70,000	78,607
City of Kansas City Missouri
3.500%, 02/01/15	50,000	54,080
City of Manchester Missouri
4.000%, 03/01/19	250,000	251,688
City of O’Fallon Missouri
5.000%, 03/01/16	115,000	130,374
City of Springfield Missouri
5.000%, 08/01/18	250,000	282,545
4.750%, 08/01/25	710,000	751,457
4.000%, 12/01/15	250,000	268,947
City of State Charles Missouri
4.050%, 03/01/15	10,000	11,052
3.950%, 03/01/16	200,000	217,574
Columbia School District
4.000%, 03/01/20	435,000	487,974
County of Cass Missouri
4.000%, 09/01/22	350,000	382,004

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE BOND FUND October 31, 2011 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
County of Jackson Missouri
5.000%, 12/01/17	$245,000	$273,579
Kansas City Metropolitan Community Colleges Building
4.250%, 07/01/16	250,000	277,647
Missouri Highway & Transportation Commission
5.000%, 02/01/14	225,000	247,239
5.000%, 05/01/16	250,000	291,903
5.000%, 05/01/17	230,000	272,440
5.000%, 02/01/19	250,000	302,590
4.000%, 02/01/12	155,000	156,468
Missouri State Board of Public Buildings
5.000%, 10/01/16	135,000	158,082
Missouri State Environmental Improvement & Energy
Resources Authority
4.000%, 01/01/16	160,000	178,845
North Kansas City School District No. 74
4.500%, 03/01/16	60,000	68,200
Ritenour Consolidated School District
5.000%, 03/01/18	75,000	90,133
State Louis Board of Education
5.500%, 04/01/12	115,000	117,493
5.000%, 04/01/15	100,000	113,277
5.000%, 04/01/18	875,000	984,042
State Louis County Reorganized School District No. R-6
4.000%, 02/01/19	250,000	280,450
State Louis School District
5.000%, 04/01/19	710,000	819,759
Webster Groves School District
4.250%, 03/01/14	60,000	64,941

		7,954,496

Nebraska
City of Omaha Nebraska
5.250%, 04/01/14	170,000	188,307

New Jersey
Garden State Preservation Trust
5.750%, 11/01/28	1,635,000	2,031,079
New Jersey Transportation Trust Fund Authority
5.750%, 06/15/20	550,000	640,024
5.500%, 12/15/15	100,000	114,755
5.500%, 12/15/22	685,000	800,923
5.250%, 12/15/22	100,000	114,161
5.000%, 12/15/23	65,000	72,210

		3,773,152

New Mexico
New Mexico Finance Authority
5.000%, 06/15/20	600,000	718,560

New York
Metropolitan Transportation Authority
5.000%, 11/15/21	610,000	714,090
New York City Municipal Water Finance Authority
5.000%, 06/15/27	465,000	505,134
5.000%, 06/15/39	805,000	851,440
New York City Transitional Finance Authority
5.000%, 02/01/21	315,000	373,174
4.500%, 11/01/19	970,000	1,109,496
New York State Dormitory Authority
5.500%, 05/15/23	50,000	60,866
5.000%, 03/15/41	125,000	132,875
New York State Environmental Facilities
5.000%, 06/15/17	200,000	235,630
Triborough Bridge & Tunnel Authority
5.000%, 01/01/20	50,000	59,957

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE BOND FUND October 31, 2011 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
New York — continued
4.750%, 01/01/14	$200,000	$212,790

		4,255,452

North Carolina
City of Raleigh North Carolina Combined Enterprise System Revenue
5.000%, 03/01/20	70,000	84,551
5.000%, 03/01/21	50,000	60,835
County of Wake North Carolina
5.000%, 03/01/24	875,000	1,080,739

		1,226,125

Ohio
Cincinnati City School District
5.250%, 12/01/21	340,000	407,014
Northeast Regional Sewer District
5.000%, 11/15/15	200,000	229,858
Ohio State University
5.000%, 12/01/21	140,000	165,232
5.000%, 12/01/30	115,000	130,908
5.000%, 12/01/31	125,000	141,581

		1,074,593

South Carolina
City of Charleston South Carolina
5.000%, 01/01/41	75,000	81,908
3.250%, 01/01/20	100,000	107,420
Greenville County School District
5.000%, 12/01/14	230,000	256,836

		446,164

Tennessee
City of Johnson City Tennessee
4.500%, 06/01/21	250,000	278,003
County of Lincoln Tennessee
5.250%, 04/01/18	25,000	29,327
County of Putnam Tennessee
5.250%, 04/01/17	30,000	35,264

		342,594

Texas
Azle Independent School District
5.000%, 02/15/22	120,000	131,566
Burleson Independent School District
4.000%, 08/01/21	180,000	201,213
City of Houston Texas
5.398%, 12/01/27 (A)	75,000	41,459
City of Houston Texas Utility System Revenue
5.000%, 11/15/16	20,000	23,401
Conroe Independent School District
5.000%, 02/15/20	235,000	277,091
County of Harris Texas
5.000%, 10/01/18	100,000	119,252
5.000%, 08/15/40	330,000	342,916
Cypress-Fairbanks Independent School District
5.000%, 02/15/26	80,000	86,508
Dallas Area Rapid Transit
5.250%, 12/01/30	210,000	249,157
5.250%, 12/01/48	800,000	846,152
Fort Bend Independent School District
4.750%, 08/15/34	100,000	103,812
Frisco Independent School District
5.000%, 08/15/26	125,000	142,391
5.000%, 08/15/41	370,000	399,045
Harris County Flood Control District
5.000%, 10/01/24	45,000	51,786

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE BOND FUND October 31, 2011 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
Lower Colorado River Authority
5.000%, 05/15/22	$460,000	$521,691
5.000%, 05/15/41	2,000,000	2,037,960
North East Independent School District
5.250%, 02/01/27	100,000	121,600
North Texas Tollway Authority
6.100%, 01/01/28	5,000	5,569
6.000%, 01/01/28	845,000	936,032
Permanent University Fund
5.250%, 07/01/28	480,000	587,424
State of Texas
4.750%, 04/01/37	765,000	791,469
University of Texas System
5.000%, 08/15/22	705,000	862,518

		8,880,012

Washington
County of King Washington Sewer Revenue
5.000%, 01/01/39	290,000	304,764
Snohomish County School District No. 15 Edmonds
4.000%, 12/01/16	250,000	280,385

		585,149

TOTAL MUNICIPAL BONDS
(Cost $51,033,693)		53,403,470

CORPORATE OBLIGATIONS — 23.7%

CONSUMER DISCRETIONARY — 1.6%
Time Warner Cable
5.875%, 11/15/40	1,030,000	1,148,373

CONSUMER STAPLES — 0.4%
Altria Group
9.950%, 11/10/38	200,000	303,860

ENERGY — 0.2%
TransCanada PipeLines
6.200%, 10/15/37	100,000	126,212

FINANCIALS — 18.5%
Aflac
6.450%, 08/15/40	1,230,000	1,306,862
American Express
7.000%, 03/19/18	375,000	485,748
Bank of America
6.000%, 10/15/36	1,400,000	1,352,245
Citigroup
8.125%, 07/15/39	2,008,000	2,644,891
General Electric Capital MTN
6.875%, 01/10/39	2,029,000	2,412,176
HSBC Bank USA
7.000%, 01/15/39	100,000	115,837
HSBC Holdings
6.500%, 09/15/37	200,000	211,375
JPMorgan Chase
5.600%, 07/15/41	1,845,000	2,014,256
MetLife
7.717%, 02/15/19	356,000	446,413

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE BOND FUND October 31, 2011 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount/Shares	Value
FINANCIALS — continued
Prudential Financial MTN
6.200%, 11/15/40	$468,000	$526,214
Royal Bank of Scotland
6.125%, 01/11/21	789,000	833,152
Wachovia Bank MTN
6.600%, 01/15/38	750,000	872,869

		13,222,038

HEALTH CARE — 0.4%
UnitedHealth Group
6.625%, 11/15/37	100,000	129,334
WellPoint
5.950%, 12/15/34	108,000	126,380

		255,714

MATERIALS — 0.6%
Dow Chemical
5.700%, 05/15/18	190,000	211,581
Rio Tinto Finance USA
6.500%, 07/15/18	200,000	239,973

		451,554

TELECOMMUNICATION SERVICES — 2.0%
AT&T
6.500%, 09/01/37	1,015,000	1,247,389
Verizon Communications
7.350%, 04/01/39	116,000	160,133

		1,407,522

TOTAL CORPORATE OBLIGATIONS (Cost $15,529,626)		16,915,273

ASSET BACKED SECURITY — 0.3%
Citibank Credit Card Issuance Trust, Ser 2006-A7, Cl A7
0.407%, 12/17/18(B)
(Cost $202,878)	250,000	246,693

CASH EQUIVALENT (C) — 0.6%
First American U.S. Treasury Money Market Fund, 0.000% (Cost $439,485)	439,485	439,485

TOTAL INVESTMENTS— 99.2% (Cost $67,205,682)†		$71,004,921

Percentages are based on net assets of $71,610,125.

(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(B)	Variable rate security. The rate reported is the rate in effect on October 31, 2011.
(C)	Rate shown is the 7-day effective yield as of October 31, 2011.
Cl	Class
MTN	Medium Term Note
Ser	Series

† At October 31, 2011, the tax basis cost of the Fund’s investments was $67,205,682, and the unrealized appreciation and depreciation were $3,946,882 and $(147,643) respectively.

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE BOND FUND October 31, 2011 (Unaudited)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$53,403,470	$—	$53,403,470
Corporate Obligations	—	16,915,273	—	16,915,273
Asset Backed Security	—	246,693	—	246,693
Cash Equivalent	439,485	—	—	439,485

Total Investments in Securities	$439,485	$70,565,436	$—	$71,004,921

For the period ended October 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

The following is a summary of the significant accounting policies followed by the Fund:

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are valued based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

STW-QH-001-0100

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION INVESTMENT-GRADE BOND FUND October 31, 2011 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 77.9%

	Face Amount	Value
CONSUMER DISCRETIONARY — 4.5%
Johnson Controls 5.700%, 03/01/41	$191,000	$216,870
McGraw-Hill 6.550%, 11/15/37	525,000	571,499
Target 7.000%, 01/15/38	700,000	946,018
Time Warner Cable 5.875%, 11/15/40	274,000	307,946

		2,042,333

CONSUMER STAPLES — 4.9%
Altria Group 9.950%, 11/10/38	808,000	1,227,595
Kraft Foods 6.500%, 02/09/40	255,000	333,446
Massachusetts Institute of Technology 5.600%, 07/01/11	220,000	295,572
Philip Morris International 6.375%, 05/16/38	307,000	393,884

		2,250,497

ENERGY — 6.8%
ConocoPhillips 6.500%, 02/01/39	262,000	358,106
Halliburton 6.700%, 09/15/38	1,180,000	1,630,504
TransCanada PipeLines 7.625%, 01/15/39	854,000	1,146,763

		3,135,373

FINANCIALS — 34.5%
Aflac 6.450%, 08/15/40	1,131,000	1,212,281
American Express 8.150%, 03/19/38	1,004,000	1,439,399
Bank of America 7.625%, 06/01/19	1,336,000	1,335,097
Capital One Bank USA 8.800%, 07/15/19	250,000	296,953
Citigroup 8.125%, 07/15/39	1,259,000	1,622,548
General Electric Capital MTN 6.875%, 01/10/39	1,244,000	1,481,696
HSBC Bank USA 7.000%, 01/15/39	1,200,000	1,390,046
HSBC Holdings 6.800%, 06/01/38	350,000	376,125
JPMorgan Chase 5.600%, 07/15/41	1,205,000	1,310,039
Lloyds TSB Bank 6.375%, 01/21/21	881,000	943,626
MetLife 5.875%, 02/06/41	890,000	1,071,950
Prudential Financial MTN 6.200%, 11/15/40	951,000	1,078,055
Royal Bank of Scotland 6.125%, 01/11/21	640,000	675,814
Travelers MTN 6.250%, 06/15/37	200,000	249,315

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION INVESTMENT-GRADE BOND FUND October 31, 2011 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Wachovia Bank MTN
6.600%, 01/15/38	$1,151,000	$1,323,663

		15,806,607

HEALTH CARE — 3.5%
UnitedHealth Group
6.875%, 02/15/38	690,000	873,837
WellPoint
6.375%, 06/15/37	617,000	721,057

		1,594,894

INDUSTRIALS — 4.1%
Barrick PD Australia Finance Pty
4.950%, 01/15/20	250,000	276,478
Canadian National Railway
6.375%, 11/15/37	65,000	85,009
Caterpillar
8.250%, 12/15/38	210,000	333,042
Koninklijke Philips Electronics
6.875%, 03/11/38	505,000	645,357
Telefonica Emisiones SAU
5.877%, 07/15/19	530,000	549,929

		1,889,815

INFORMATION TECHNOLOGY — 4.3%
Hewlett-Packard
6.000%, 09/15/41	655,000	746,957
Nokia
6.625%, 05/15/39	752,000	716,780
Western Union
6.200%, 11/17/36	455,000	486,330

		1,950,067

MATERIALS — 7.0%
Alcoa
5.950%, 02/01/37	655,000	627,652
ArcelorMittal
6.750%, 03/01/41	775,000	776,253
Dow Chemical
9.400%, 05/15/39	533,000	828,088
International Paper
8.700%, 06/15/38	100,000	131,553
Rio Tinto Finance USA
5.200%, 11/02/40	765,000	860,511

		3,224,057

TELECOMMUNICATION SERVICES — 5.8%
AT&T
6.300%, 01/15/38	1,283,000	1,553,541
Verizon Communications
7.350%, 04/01/39	791,000	1,085,013

		2,638,554

UTILITIES — 2.5%
Duke Energy Carolinas
6.100%, 06/01/37	30,000	38,432
Georgia Power
5.950%, 02/01/39	135,000	171,023
PacifiCorp
5.750%, 04/01/37	280,000	345,821

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION INVESTMENT-GRADE BOND FUND October 31, 2011 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
Sempra Energy
6.000%, 10/15/39	$470,000	$587,520

		1,142,796

TOTAL CORPORATE OBLIGATIONS (Cost $31,454,951)		35,674,993

MUNICIPAL BONDS — 17.0%
California Educational Facilities Authority
5.250%, 04/01/40	540,000	689,747
5.000%, 10/01/39	95,000	100,276
5.000%, 03/15/39	25,000	31,211
City of Aurora Colorado Water Revenue
5.000%, 08/01/39	90,000	94,200
City of Houston Texas Utility System Revenue
5.000%, 11/15/40	100,000	106,328
County of King Washington Sewer Revenue
5.000%, 01/01/45	270,000	284,337
5.000%, 01/01/39	40,000	42,036
County of Santa Clara California
5.000%, 08/01/34	65,000	69,604
Dallas Area Rapid Transit
5.250%, 12/01/43	30,000	31,912
Escondido Union High School District
6.160%, 08/01/51 (A)	11,600,000	976,024
6.260%, 08/01/41 (A)	2,000,000	331,820
Foothill-De Anza Community College District
5.000%, 08/01/40	130,000	138,029
Imperial Irrigation District
5.000%, 11/01/41	115,000	117,762
Los Angeles Unified School District
5.750%, 07/01/34	350,000	383,145
5.755%, 07/01/29	100,000	110,276
6.758%, 07/01/34	5,000	6,114
Massachusetts Development Finance Agency
5.000%, 10/15/40	135,000	150,671
Metropolitan Pier & Exposition Authority
6.069%, 06/15/45 (A)	680,000	87,856
New Jersey Transportation Trust Fund Authority
5.500%, 06/15/41	480,000	518,294
New York City Municipal Water Finance Authority
5.000%, 06/15/43	295,000	312,789
5.375%, 06/15/43	105,000	115,434
New York State Dormitory Authority
5.000%, 03/15/41	845,000	898,235
Placentia-Yorba Linda Unified School District
6.290%, 08/01/42 (A)	55,000	8,313
Salt River Project Agricultural Improvement & Power District
5.000%, 01/01/39	485,000	511,840
San Bernardino Community College District
6.705%, 08/01/48 (A)	100,000	9,742
San Diego Community College District
5.000%, 08/01/41	20,000	21,268
San Francisco City & County Public Utilities Commission Water Revenue
5.000%, 11/01/41	140,000	147,200
Santa Barbara Secondary High School District
6.219%, 08/01/40 (A)	165,000	29,080
Santa Barbara Unified School District
6.231%, 08/01/41 (A)	70,000	11,614

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION INVESTMENT-GRADE BOND FUND October 31, 2011 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount/Shares	Value
Southwestern Community College District
6.769%, 08/01/46 (A)	$465,000	$51,908
State of California
7.550%, 04/01/39	375,000	456,982
7.500%, 04/01/34	240,000	287,482
6.000%, 04/01/38	5,000	5,535
State of Louisiana Gasoline & Fuels Tax Revenue
5.000%, 05/01/45	125,000	131,356
State of Washington
5.000%, 08/01/40	60,000	63,903
Turlock Irrigation District
5.500%, 01/01/41	440,000	473,066

TOTAL MUNICIPAL BONDS (Cost $7,382,850)		7,805,389

U.S. TREASURY OBLIGATION — 3.0%
U.S. Treasury Bond
2.967%, 02/15/41 (A)
(Cost $1,525,478)	3,744,000	1,388,721

CASH EQUIVALENT (B) — 0.7%
First American U.S. Treasury Money Market Fund, 0.000% (Cost $310,623)	310,623	310,623

TOTAL INVESTMENTS— 98.6% (Cost $40,673,902)†		$45,179,726

Percentages are based on net assets of $45,836,686.

(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(B)	Rate shown is the 7-day effective yield as of October 31, 2011.
MTN	Medium Term Note

† At October 31, 2011, the tax basis cost of the Fund’s investments was $40,673,902, and the unrealized appreciation and depreciation were $4,855,246 and $(349,422) respectively.

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$35,674,993	$—	$35,674,993
Municipal Bonds	—	7,805,389	—	7,805,389
U.S. Treasury Obligation	—	1,388,721	—	1,388,721
Cash Equivalent	310,623	—	—	310,623

Total Investments in Securities	$310,623	$44,869,103	$—	$45,179,726

For the period ended October 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION INVESTMENT-GRADE BOND FUND October 31, 2011 (Unaudited)

The following is a summary of the significant accounting policies followed by the Fund:

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are valued based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

STW-QH-002-0100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie President

Date: December 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie President

Date: December 29, 2011

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: December 29, 2011